Financial instruments - maturity analysis	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments - maturity analysis

10 Financial instruments - maturity analysis

Remaining maturity

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	Group
	2017			2016
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	35,799	—	35,799	2,567	—	2,567
Loans and advances to banks	65,132	14,713	79,845	86,817	10,335	97,152
Loans and advances to customers	41,947	149,942	191,889	43,619	133,446	177,065
Debt securities	433	1,179	1,612	703	3,760	4,463
Equity shares	—	43	43	—	87	87
Settlement balances	3	—	3	1,693	—	1,693
Derivatives	217	2,098	2,315	597	3,307	3,904

Liabilities
Deposits by banks	31,634	22,213	53,847	15,792	4,253	20,045
Customer accounts	225,457	7,915	233,372	229,135	4,804	233,939
Debt securities in issue	—	396	396	—	301	301
Settlement balances and short positions	4	—	4	2,284	4,060	6,344
Derivatives	228	2,950	3,178	506	4,148	4,654
Subordinated liabilities	21	5,734	5,755	369	6,926	7,295

	Bank
	2017			2016
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	34,763	—	34,763	1,198	—	1,198
Loans and advances to banks	48,452	7,336	55,788	60,767	3,836	64,603
Loans and advances to customers	26,648	134,031	160,679	26,718	123,429	150,147
Debt securities	—	1,059	1,059	—	—	—
Equity shares	—	7	7	—	11	11
Settlement balances	—	—	—	119	—	119
Derivatives	209	2,068	2,277	436	2,646	3,082

Liabilities
Deposits by banks	13,882	18,583	32,465	7,620	1,588	9,208
Customer accounts	193,274	7,876	201,150	187,750	4,740	192,490
Settlement balances and short positions	—	—	—	86	—	86
Derivatives	217	2,900	3,117	429	3,509	3,938
Subordinated liabilities	21	5,619	5,640	25	5,865	5,890

On balance sheet liabilities

The following table shows, by contractual maturity, the undiscounted cash flows payable up to a period of 20 years from the balance sheet date, including future payments of interest.

	Group
	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Deposits by banks	31,921	788	4,960	15,240	619	88
Customer accounts	225,745	1,414	1,145	1,004	2,242	3,142
Debt securities in issue	8	33	87	87	617	—
Subordinated liabilities	46	174	1,400	624	2,604	1,207
Settlement balances and other liabilities	813	—	—	—	—	—

	258,533	2,409	7,592	16,955	6,082	4,437

Guarantees and commitments notional amount
Guarantees (1)	674	—	—	—	—	—
Commitments (2)	53,132	—	—	—	—	—

	53,806	—	—	—	—	—

2016

Deposits by banks	10,707	1,205	2,200	1,298	692	93
Customer accounts	218,100	1,196	733	487	1,084	1,498
Debt securities in issue	—	—	—	—	—	301
Subordinated liabilities	50	529	1,902	821	2,991	1,343
Settlement balances and other liabilities	2,510	—	—	—	—	—

	231,367	2,930	4,835	2,606	4,767	3,235

Guarantees and commitments notional amount
Guarantees (1)	869	—	—	—	—	—
Commitments (2)	55,127	—	—	—	—	—

	55,996	—	—	—	—	—

Notes:

(1)	The Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. The Group expects most guarantees it provides to expire unused.
(2)

The Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. The Group does not expect all facilities to be drawn, and some may lapse before drawdown.

			Bank
	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Deposits by banks	14,745	64	3,170	14,024	132	—
Customer accounts	193,931	1,071	1,078	1,004	2,242	3,142
Subordinated liabilities	46	173	1,391	623	2,601	1,202
Settlement balances	2	—	—	—	—	—

	208,724	1,308	5,639	15,651	4,975	4,344

Guarantees and commitments notional amount
Guarantees	562	—	—	—	—	—
Commitments	46,822	—	—	—	—	—

	47,384	—	—	—	—	—

2016

Deposits by banks	7,092	56	665	512	406	-
Customer accounts	188,431	837	632	487	1,084	1,498
Subordinated liabilities	49	183	1,465	666	2,701	1,337
Settlement balances	86	—	—	—	—	—

	195,658	1,076	2,762	1,665	4,191	2,835

Guarantees and commitments notional amount
Guarantees	648	—	—	—	—	—
Commitments	48,121	—	—	—	—	—

	48,769	—	—	—	—	—

The tables above show the timing of cash outflows to settle financial liabilities, prepared on the following basis:

Financial liabilities are included at the earliest date on which the counterparty can require repayment regardless of whether or not such early repayment results in a penalty. If repayment is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the liability is included at the earliest possible date that the conditions could be fulfilled without considering the probability of the conditions being met. For example, if a structured note automatically prepays when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period whatever the level of the index at the year end.

The settlement date of debt securities issued by certain securitisation vehicles consolidated by the Group depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date.

The principal amounts of financial liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table along with interest payments after 20 years.

Held-for-trading liabilities amounting to £3.8 billion (2016 - £24.5 billion) for the Group and £3.7 billion (2016 - £4.4 billion) for the Bank have been excluded from the tables.